Taxation - Summary of Movement in Deferred Tax Assets and Liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at the beginning of the period	£ 6,375	£ 5,738
Exchange adjustments	(79)	(30)
Credit/(charge) to statement of comprehensive income	(17)	(100)
Acquisitions/disposals	(321)	(190)
R&D credits utilisation		(69)
Transfer of assets held for sale/distribution	(12)
Deferred tax liability (asset) at the end of the period	6,229	6,375
Credit/(charge) to income statement
Changes in deferred tax liability (asset) [abstract]
Credit/(charge) to income statement	283	1,026
Share option and award schemes
Changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at the beginning of the period	66	74
Exchange adjustments	(3)	0
Credit/(charge) to statement of comprehensive income	17	0
Acquisitions/disposals	0	0
R&D credits utilisation		0
Transfer of assets held for sale/distribution	0
Deferred tax liability (asset) at the end of the period	83	66
Share option and award schemes | Credit/(charge) to income statement
Changes in deferred tax liability (asset) [abstract]
Credit/(charge) to income statement	3	(8)
Pensions & other post employment benefits
Changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at the beginning of the period	341	571
Exchange adjustments	(8)	(5)
Credit/(charge) to statement of comprehensive income	(28)	(122)
Acquisitions/disposals	14	0
R&D credits utilisation		0
Transfer of assets held for sale/distribution	0
Deferred tax liability (asset) at the end of the period	269	341
Pensions & other post employment benefits | Credit/(charge) to income statement
Changes in deferred tax liability (asset) [abstract]
Credit/(charge) to income statement	(50)	(103)
Intra-group profit
Changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at the beginning of the period	1,274	1,252
Exchange adjustments	(56)	(10)
Credit/(charge) to statement of comprehensive income	0	0
Acquisitions/disposals	0	0
R&D credits utilisation		0
Transfer of assets held for sale/distribution	0
Deferred tax liability (asset) at the end of the period	926	1,274
Intra-group profit | Credit/(charge) to income statement
Changes in deferred tax liability (asset) [abstract]
Credit/(charge) to income statement	(292)	32
Contingent consideration
Changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at the beginning of the period	973	921
Exchange adjustments	(1)	2
Credit/(charge) to statement of comprehensive income	0	0
Acquisitions/disposals	0	0
R&D credits utilisation		0
Transfer of assets held for sale/distribution	0
Deferred tax liability (asset) at the end of the period	882	973
Contingent consideration | Credit/(charge) to income statement
Changes in deferred tax liability (asset) [abstract]
Credit/(charge) to income statement	(90)	50
Intangible assets
Changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at the beginning of the period	(706)	(676)
Exchange adjustments	111	(37)
Credit/(charge) to statement of comprehensive income	0	0
Acquisitions/disposals	(417)	(190)
R&D credits utilisation		0
Transfer of assets held for sale/distribution	7
Deferred tax liability (asset) at the end of the period	(955)	(706)
Intangible assets | Credit/(charge) to income statement
Changes in deferred tax liability (asset) [abstract]
Credit/(charge) to income statement	50	197
Accelerated capital allowances
Changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at the beginning of the period	132	26
Exchange adjustments	(5)	9
Credit/(charge) to statement of comprehensive income	0	0
Acquisitions/disposals	5	0
R&D credits utilisation		0
Transfer of assets held for sale/distribution	18
Deferred tax liability (asset) at the end of the period	227	132
Accelerated capital allowances | Credit/(charge) to income statement
Changes in deferred tax liability (asset) [abstract]
Credit/(charge) to income statement	77	97
Tax losses
Changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at the beginning of the period	2,449	1,994
Exchange adjustments	(1)	0
Credit/(charge) to statement of comprehensive income	0	0
Acquisitions/disposals	67	0
R&D credits utilisation		0
Transfer of assets held for sale/distribution	0
Deferred tax liability (asset) at the end of the period	3,008	2,449
Tax losses | Credit/(charge) to income statement
Changes in deferred tax liability (asset) [abstract]
Credit/(charge) to income statement	493	455
Other net temporary differences
Changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at the beginning of the period	1,846	1,576
Exchange adjustments	(116)	11
Credit/(charge) to statement of comprehensive income	(6)	22
Acquisitions/disposals	10	0
R&D credits utilisation		(69)
Transfer of assets held for sale/distribution	(37)
Deferred tax liability (asset) at the end of the period	1,789	1,846
Other net temporary differences | Credit/(charge) to income statement
Changes in deferred tax liability (asset) [abstract]
Credit/(charge) to income statement	£ 92	£ 306